Convertible Debentures (Details)															12 Months Ended
	Nov. 01, 2021 CAD ($) $ / shares	May 25, 2021 shares	Apr. 18, 2021 CAD ($) $ / shares	Apr. 10, 2021 CAD ($)	Feb. 22, 2021 shares	Jan. 06, 2021 shares	Dec. 10, 2020 CAD ($) $ / shares	Dec. 14, 2019 CAD ($) $ / shares	Nov. 14, 2019 CAD ($) $ / shares	Jul. 24, 2019 CAD ($)	Jun. 17, 2019 CAD ($) $ / shares	Apr. 10, 2019 CAD ($) $ / shares	Dec. 13, 2018 CAD ($) $ / shares Y shares	Nov. 28, 2018 CAD ($) $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares	Jan. 06, 2020 CAD ($)	Oct. 31, 2019 $ / shares
Disclosure of detailed information about borrowings [line items]
Proceeds from Convertible Debt, Net															$ 980,000	$ 8,855,000
Warrants issued | shares															58,823,529
Number of common shares for each warrant | shares						15
Equity component															$ 859,000	$ 1,965,000
Warrants exercise price | $ / shares															$ 2.5995	$ 0.4159		$ 0.6083
Outstanding debt															$ 17,493,000	$ 4,528,000
Gain loss on extinguishment of debenture															(588,000)	(142,000)
Repayment of principle amount															4,906,000	$ 1,867,000
Broker Warrants
Disclosure of detailed information about borrowings [line items]
Debt issuance costs													$ 618,000
Warrants issued | shares		206,348			3,920,587								504,733
Fair value of warrants													$ 93,000
Number of common shares for each warrant | shares													1
Fair value liability component													$ 8,907,000
Equity component													$ 2,422,000
Warrants exercise price | $ / shares													$ 0.75
Deferred tax													$ 654,000
Debt issuance costs equity component													486,000
Debt issuance costs debt component													$ 132,000
Share price | Broker Warrants | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares													0.36
Expected term | Broker Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | Y													2
Volatility | Broker Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input													130
Risk free interest rate | Broker Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input													1.60
Risk Adjusted discount rate | Broker Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input													22
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Number of convertible debentures under private placement | shares														20,000
Issue price | $ / shares													$ 1	$ 1
Amount of convertible debentures							$ 1,250,000							$ 20,000
Interest rate							8.50%	10.00%	10.00%	8.50%	10.00%	10.00%		8.50%
Maturity period								2 years	2 years	3 years	2 years	2 years		2 years
Number of convertible debentures issued | shares													11,330
Proceeds from convertible debt									$ 2,000,000		$ 3,200,000	$ 8,360,000	$ 11,330,000
Debt issuance costs												$ 58,000	$ 618,000
Warrant, measurement input									22		22	22
Fair value liability component							$ 1,062,000	$ 1,707,000	$ 1,707,000		$ 2,732,000	$ 7,138,000
Equity component							188,000		189,000		468,000	1,222,000
Deferred tax							$ 42,000		$ 43,000		$ 128,000	330,000
Debt issuance costs equity component												50,000
Debt issuance costs debt component												$ 8,000
Outstanding debt										$ 10,808,000
Amount of debt extinguished				$ 2,000,000
Repayment of principle amount				$ 3,533,000
Unsecured convertible debentures | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares							$ 0.22	$ 0.252	$ 0.252		$ 0.75	$ 0.75		$ 0.75
Unsecured convertible debentures | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares							$ 3.30					$ 11.25		$ 11.25
Unsecured convertible debentures | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input							15	22
Secured Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Amount of convertible debentures																	$ 10,000
Interest rate	8.50%
Fair value liability component	$ 5,069,000
Equity component	1,072,000
Deferred tax	247,000
Outstanding debt	10,808,000
Conversion option transfer to contributed surplus	1,445,000
Gain loss on extinguishment of debenture	$ 3,808,000
Repayment of principle amount															$ 430,000
Secured Convertible Debenture | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares	$ 0.425
Secured Convertible Debenture | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares	$ 6.375
Secured Convertible Debenture | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input	22
New Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Amount of convertible debentures			$ 2,000,000
Interest rate			7.00%
Maturity period			2 years
Fair value liability component			$ 1,750,000
Equity component			$ 250,000
New Convertible Debenture | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares			$ 0.75
New Convertible Debenture | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares			$ 11.25
New Convertible Debenture | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Fair value assumption			15
Senior unsecured convertible debenture
Disclosure of detailed information about borrowings [line items]
Interest rate							10.00%
Proceeds from convertible debt							$ 1,000,000
Warrant, measurement input							15
Fair value liability component							$ 850,000
Equity component							150,000
Deferred tax							35,000
Conversion option transfer to contributed surplus							63,000
Gain loss on extinguishment of debenture							$ 87,000
Senior unsecured convertible debenture | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares							$ 0.22
Senior unsecured convertible debenture | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares							$ 3.30		$ 3.78